Right-Of-Use Asset/Lease Liability (Details) - Schedule of Amounts Recognized in Profit or Loss	6 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Administrative expenses:
- depreciation of right of use asset	RM 62,286		RM 63,710
- expense relating to short-term leases	55,222		48,000
- expense relating to leases of low-value assets	3,445		3,180
Finance costs:
- interest expense on lease liability	RM 5,916	$ 1,287	RM 1,578